Note 2: Summary of Significant Accounting Practices: Cash Equivalents (Policies)	3 Months Ended
Aug. 31, 2013
Policies
Cash Equivalents

CASH EQUIVALENTS

The Company may, from time to time, invest cash in excess of our immediate operating requirements in short-term time deposits and money market instruments generally with original maturities at the date of purchase of three months or less. The Company considers all liquid investments with maturity of three months or less when purchased to be cash equivalents.